Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
CIK		dei_EntityCentralIndexKey	0000842512
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 03, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 03, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Davenport Core Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	RISK/RETURN SUMMARY Davenport Core Fund
Investment objective:		rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Core Fund is long term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Core Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

A mutual fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Fund does not expect to pay any transaction costs, including commissions. All transactions are expected to be executed through Davenport & Company LLC (the “Advisor”) and no transaction costs or commissions will be charged to the Fund. The Fund could potentially incur brokerage commissions if the Advisor elects not to waive commissions or if trades are placed through outside brokers. A higher portfolio turnover rate may indicate higher transaction costs (if the Fund incurred transactions costs) and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	21.00%
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Davenport Core Fund will invest at least 80% of its net assets in common stocks. The Advisor will generally invest in common stocks of companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Advisor will focus on several criteria, including, among other things:

•  valuation levels

•  rate of earnings growth

•  depth of management

•  past financial stability

•  the present and projected position within a company’s industry

•  dividend record

The Advisor attempts to control risk through diversification among major market sectors. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Advisor considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Monetary Fund, the World Bank, the United Nations or the countries’ authorities.

A security will be sold when the Advisor believes it no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Risk, Heading		rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Davenport Core Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small Company Risk. Small, unseasoned companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Core Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Core Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 2.20%.

During the periods shown in the bar chart, the highest return for a quarter was 14.40% during the quarter ended June 30, 2009 and the lowest return for a quarter was -20.67% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.20%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.40%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.67%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Core Fund | Davenport Core Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	DAVPX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.93%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 95
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	296
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	515
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,143
2005		rr_AnnualReturn2005	4.59%
2006		rr_AnnualReturn2006	12.98%
2007		rr_AnnualReturn2007	13.13%
2008		rr_AnnualReturn2008	(35.65%)
2009		rr_AnnualReturn2009	25.07%
2010		rr_AnnualReturn2010	15.20%
2011		rr_AnnualReturn2011	1.24%
2012		rr_AnnualReturn2012	16.67%
2013		rr_AnnualReturn2013	31.55%
2014		rr_AnnualReturn2014	10.90%
1 Year		rr_AverageAnnualReturnYear01	10.90%
5 Years		rr_AverageAnnualReturnYear05	14.70%
10 Years		rr_AverageAnnualReturnYear10	7.88%
Davenport Core Fund | - Return After Taxes on Distributions | Davenport Core Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.82%
5 Years		rr_AverageAnnualReturnYear05	13.92%
10 Years		rr_AverageAnnualReturnYear10	7.18%
Davenport Core Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Davenport Core Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.76%
5 Years		rr_AverageAnnualReturnYear05	11.80%
10 Years		rr_AverageAnnualReturnYear10	6.39%
Davenport Core Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Davenport Value & Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Davenport Value & Income Fund
Investment objective:		rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Value & Income Fund is to achieve long term growth while generating current income through dividend payments on portfolio securities.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Value & Income Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

A mutual fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Fund does not expect to pay any transaction costs, including commissions. All transactions are expected to be executed through the Advisor and no transaction costs or commissions will be charged to the Fund. The Fund could potentially incur brokerage commissions if the Advisor elects not to waive commissions or if trades are placed through outside brokers. A higher portfolio turnover rate may indicate higher transaction costs (if the Fund incurred transaction costs) and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Davenport Value & Income Fund will invest primarily in common stocks of companies that have established business models, attractive valuations, a history of dividend payment and growth, and/or dividend growth potential. The Advisor seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Fund may also invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. The Advisor will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting investments for the Fund, the Advisor will focus on companies that exhibit one or more of the following characteristics:

• attractive valuation based on intrinsic, absolute and relative value

• attractive dividend yield

• history of growing dividends with the likelihood of sustainable dividend growth

• an attractive business model, sound balance sheet and a disciplined management team

The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (“ETFs”) if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Advisor considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Monetary Fund, the World Bank, the United Nations or the countries’ authorities. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Risk, Heading		rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Davenport Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. For instance, economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2015, the Fund had 29% of the value of its net assets invested in stocks within the Financials sector. The sectors that the Fund may emphasize will vary from time to time.

Small Company Risk. Small, unseasoned companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s value style may go out of favor with investors and the securities selected by the Advisor may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Value & Income Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Value & Income Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 1.56%.

During the periods shown in the bar chart, the highest return for a quarter was 13.48% during the quarter ended December 31, 2011 and the lowest return for a quarter was -10.86% during the quarter ended September 30, 2011.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	1.56%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.48%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(10.86%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Value & Income Fund | Davenport Value & Income Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	DVIPX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.95%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 97
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	303
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	525
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,166
2011		rr_AnnualReturn2011	8.00%
2012		rr_AnnualReturn2012	15.38%
2013		rr_AnnualReturn2013	30.76%
2014		rr_AnnualReturn2014	12.00%
1 Year		rr_AverageAnnualReturnYear01	12.00%
Since Inception		rr_AverageAnnualReturnSinceInception	16.23%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Value & Income Fund | - Return After Taxes on Distributions | Davenport Value & Income Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.20%
Since Inception		rr_AverageAnnualReturnSinceInception	15.08%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Value & Income Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Davenport Value & Income Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.06%
Since Inception		rr_AverageAnnualReturnSinceInception	12.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Value & Income Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	15.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Equity Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Davenport Equity Opportunities Fund
Investment objective:		rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Equity Opportunities Fund is long term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Equity Opportunities Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

A mutual fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Fund does not expect to pay any transaction costs, including commissions. All transactions are expected to be executed through the Advisor and no transaction costs or commissions will be charged to the Fund. The Fund could potentially incur brokerage commissions if the Advisor elects not to waive commissions or if trades are placed through outside brokers. A higher portfolio turnover rate may indicate higher transaction costs (if the Fund incurred transaction costs) and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Davenport Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in common stocks and shares of ETFs that invest primarily in common stocks. The Fund focuses on superior risk/return opportunities using a flexible, concentrated and opportunistic approach. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of fewer issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular business sectors.

The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position or a sector if it has a strong conviction about its potential for capital appreciation. The Fund will invest primarily in common stocks of companies that, in the Advisor’s opinion, show superior potential for capital appreciation, have strong and focused management and solid balance sheets. In making its determinations, the Advisor will focus on companies that exhibit one or more of the following characteristics:

• Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues.

• Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces.

• Competitive Advantage – The company has a leading presence and a business that is difficult to replicate, or benefits from barriers to entry that limit or prevent new competition.

• Disciplined Management – The company has an experienced and sound management team that is focused on building value.

• Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow, franchise value or growth potential. This may be determined by its price-earnings ratio, price-book ratio, price-sales ratio or price-free cash flow ratio.

The Fund will emphasize investments in common stocks of medium and small capitalization companies but is not limited to any particular market capitalization. The Advisor defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $20 billion and defines small cap companies as those whose market capitalization, at the time of purchase, is between $300 million and $7 billion.

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in shares of ETFs if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Advisor considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Monetary Fund, the World Bank, the United Nations or the countries’ authorities. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Risk, Heading		rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Davenport Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or does not attract the expected attention.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Sector Risk. If the Fund emphasizes investments within a particular industry sector, adverse developments affecting issuers and industries within those sectors may cause the Fund’s performance to be more sensitive than a Fund that does not emphasize a particular sector. For instance, economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2015, the Fund had 27.2% and 35.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector and the Financials sector, respectively. The sectors that the Fund may emphasize will vary from time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small and Medium Capitalization Risk. Small and medium capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations. These risks may be more pronounced for investments in small capitalization companies.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Equity Opportunities Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Standard & Poor’s 500 Index is included as an additional comparative index because it is generally considered to be a leading indicator of the U.S. equity market. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Equity Opportunities Fund.
Performance, Additional Market Index		rr_PerformanceAdditionalMarketIndex	The Standard & Poor’s 500 Index is included as an additional comparative index because it is generally considered to be a leading indicator of the U.S. equity market.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 6.47%.

During the periods shown in the bar chart, the highest return for a quarter was 14.34% during the quarter ended March 31, 2012 and the lowest return for a quarter was -15.14% during the quarter ended September 30, 2011.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	6.47%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.34%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(15.14%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	DEOPX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.02%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 104
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	325
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	563
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,248
2011		rr_AnnualReturn2011	5.00%
2012		rr_AnnualReturn2012	21.99%
2013		rr_AnnualReturn2013	29.72%
2014		rr_AnnualReturn2014	15.27%
1 Year		rr_AverageAnnualReturnYear01	15.27%
Since Inception		rr_AverageAnnualReturnSinceInception	17.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Equity Opportunities Fund | - Return After Taxes on Distributions | Davenport Equity Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.57%
Since Inception		rr_AverageAnnualReturnSinceInception	16.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Equity Opportunities Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Davenport Equity Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	10.14%
Since Inception		rr_AverageAnnualReturnSinceInception	13.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Equity Opportunities Fund | RUSSELL MIDCAP INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.22%
Since Inception		rr_AverageAnnualReturnSinceInception	15.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Equity Opportunities Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	15.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Davenport Small Cap Focus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Davenport Small Cap Focus Fund
Investment objective:		rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Small Cap Focus Fund is long term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Small Cap Focus Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

A mutual fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio); however, the Fund does not expect to pay any transaction costs, including commissions. All transactions are expected to be executed through the Advisor and no transaction costs or commissions will be charged to the Fund. The Fund could potentially incur brokerage commissions if the Advisor elects not to waive commissions or if trades are placed through outside brokers. A higher portfolio turnover rate may indicate higher transaction costs (if the Fund incurred transaction costs) and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Reductions” will not correlate to the Fund’s ratios of expenses to average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund but do not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Advisor’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Davenport Small Cap Focus Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”), that invest primarily in stocks of small capitalization companies. Under normal circumstances, the Fund will invest primarily in companies that the Advisor believes have the potential for significant capital appreciation. The Advisor seeks to identify companies that have the potential to achieve above average long-term earnings growth or companies that may be undervalued because they are currently out of favor with the market or misunderstood and underfollowed by the investment community. The Fund may invest in special situation companies facing near-term difficulties but with favorable prospects for recovery. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular business sectors.

The Advisor uses a “bottom-up” fundamental research process that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for capital appreciation, the Advisor will focus on several criteria, including, among other things:

• rate of earnings growth or earnings growth potential

• valuation

• management strength

• balance sheet strength

• free cash flow generation

• returns on invested capital

The Advisor defines small capitalization companies as those whose market capitalization is between $300 million and $7 billion. The market capitalization of the companies in the Fund’s portfolio will change over time, and the Fund will not automatically sell a company it already owns, just because the company’s market capitalization increases above or decreases below this range.

The Fund may invest in RICs, including shares of mutual funds and shares of ETFs if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Advisor considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Monetary Fund, the World Bank, the United Nations or the countries’ authorities. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Risk, Heading		rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Davenport Small Cap Focus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Small Capitalization Risk. Small capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Sector Risk. If the Fund emphasizes investments within a particular industry sector, adverse developments affecting issuers and industries within those sectors may cause the Fund’s performance to be more volatile than a Fund that does not emphasize a particular sector. For instance, economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

RIC Risk. A RIC is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors it is designed to track. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. When the Fund invests in a RIC, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the RIC, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Davenport Small Cap Focus Fund began operations on December 31, 2014 and therefore does not have a performance history for a full calendar year to report. When the Fund has returns for a full calendar year, this Prospectus will include performance information, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has returns for a full calendar year, this Prospectus will include performance information, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Davenport Small Cap Focus Fund began operations on December 31, 2014 and therefore does not have a performance history for a full calendar year to report.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	DSCPX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.44%
Management Fee Reductions	[5]	witrust_FeeWaiverPlusManagementFeeRecoveryOverAssets	0.17%
Total Annual Fund Operating Expenses After Management Fee Reductions	[4],[5]	rr_NetExpensesOverAssets	1.27%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 129
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 421
FBP Equity & Dividend Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	RISK/RETURN SUMMARY FBP EQUITY & DIVIDEND PLUS FUND
Investment objective:		rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the FBP Equity & Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Equity & Dividend Plus Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The FBP Equity & Dividend Plus Fund (formerly, the “FBP Value Fund”) seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend yielding, undervalued equity securities with dividend growth potential. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that are paying dividends at the time of purchase.

Flippin, Bruce & Porter, Inc. (the “Adviser”) seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Adviser uses a fundamental research approach to seek companies it believes to be undervalued relative to the market and the company’s historical valuations. The Adviser will focus on companies that possess one or more of the following characteristics:

• Above-Average Dividend Yield – The company’s dividend yield is greater than the market as measured by the S&P 500 Index.

• Attractive Valuation – The company may be selling at a substantial discount to its historic, absolute and/or relative value, based upon price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield.

• Dividend Sustainability – The company has a history of paying a growing dividend with the likelihood of future dividend increases.

• Option Writing Capabilities – The company is an attractive candidate for the option writing activities described below based on its valuation, yield and outlook.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including shares of exchange-traded funds (“ETFs”) that invest in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund expects to normally invest no more than 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 35% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold when the Adviser believes that:

• the anticipated price appreciation has been achieved or is no longer probable;

• the dividend yield falls below the Adviser’s yield objective or the dividend outlook deteriorates;

• the fundamentals of a company’s business or general market conditions have changed; or

• alternate investments offer superior prospects.

Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The FBP Equity & Dividend Plus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate change and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Equity securities held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s style of investing may go out of favor with investors and some securities selected by the Adviser may not appreciate in value as expected. The use of options may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. There is no assurance that the Fund’s options writing activities will be implemented in a manner that is successful or that is not adverse to the Fund.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Performance results through December 31, 2011 were achieved using a pure value strategy that is different than the dividend income strategy that is currently being used to manage the Fund. Performance results using the dividend income strategy may differ from the performance results of the value investing strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is -2.13%.

During the periods shown in the bar chart, the highest return for a quarter was 21.62% during the quarter ended September 30, 2009 and the lowest return for a quarter was -26.26% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(2.13%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.26%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FBPEX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[6]	rr_ExpensesOverAssets	1.18%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	375
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	649
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,432
2005		rr_AnnualReturn2005	5.85%
2006		rr_AnnualReturn2006	17.67%
2007		rr_AnnualReturn2007	(7.00%)
2008		rr_AnnualReturn2008	(42.31%)
2009		rr_AnnualReturn2009	36.09%
2010		rr_AnnualReturn2010	9.98%
2011		rr_AnnualReturn2011	(10.52%)
2012		rr_AnnualReturn2012	11.25%
2013		rr_AnnualReturn2013	32.84%
2014		rr_AnnualReturn2014	6.92%
1 Year		rr_AverageAnnualReturnYear01	6.92%
5 Years		rr_AverageAnnualReturnYear05	9.23%
10 Years		rr_AverageAnnualReturnYear10	3.53%
FBP Equity & Dividend Plus Fund | - Return After Taxes on Distributions | FBP Equity & Dividend Plus Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.02%
5 Years		rr_AverageAnnualReturnYear05	8.82%
10 Years		rr_AverageAnnualReturnYear10	2.93%
FBP Equity & Dividend Plus Fund | - Return After Taxes on Distributions and Sale of Fund Shares | FBP Equity & Dividend Plus Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.64%
5 Years		rr_AverageAnnualReturnYear05	7.32%
10 Years		rr_AverageAnnualReturnYear10	2.92%
FBP Equity & Dividend Plus Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
FBP Appreciation & Income Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FBP APPRECIATION & INCOME OPPORTUNITIES FUND
Investment objective:		rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objectives of the FBP Appreciation & Income Opportunities Fund are long term capital appreciation and current income, assuming a moderate level of investment risk.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Appreciation & Income Opportunities Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The FBP Appreciation & Income Opportunities Fund (formerly, the “FBP Balanced Fund”) seeks to achieve its objectives by investing in a portfolio of both equity and fixed income securities. Equity securities are acquired primarily for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation. The percentage of assets invested in equity securities and fixed income securities will vary from time to time depending upon the Adviser’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In an attempt to reduce overall portfolio risk, provide stability, and meet its working capital needs, the Adviser may allocate a portion of the Fund’s assets to money market instruments. Depending upon the Adviser’s determination of market and economic conditions, investment emphasis may be placed on equity securities, fixed income securities or money market instruments.

The Adviser believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly or as high as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline as the S&P 500 Index.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including ETFs that invest primarily in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

The Adviser seeks to acquire securities of companies which, in its judgment, are significantly undervalued in the securities markets because they are currently “out of favor” with the market or temporarily misunderstood by the investment community. The Adviser uses fundamental analysis to select portfolio securities, focusing on long-term drivers of value that help determine investment merit, such as revenue growth, profit margin potential, profitability, financial flexibility, free cash flow, competitive position, and management track record. In determining whether an equity security is undervalued, the Adviser will consider, among other things:

• Current valuation with respect to price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield, compared to historical valuations of the same measure and past and future prospects for the company;

• Analysis of the fundamentals of the business including balance sheet strength, return on and use of capital, industry/economic climate, management history and strategy, and earnings potential under various business scenarios;

• Wall Street sentiment and the opinion of large institutional holders;

• Information from various sources including research material generated by the brokerage community; periodic company reports, announcements and discussions with management, conference calls; and other investment and business publications

The Fund may hold stocks of companies evidencing various stages of recovery and the investment community will be recognizing this recovery to some degree. Recognition may take many forms, some of which may be:

• Favorable research reports and purchase recommendations by brokerage firms and other investment professionals;

• Renewed institutional interest through reported large block purchase transactions; and/or

• Favorable market price movements relative to the stock market as a whole

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 25% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Fixed Income Selection. Fixed income securities include corporate debt obligations, U.S. Government obligations and shares of ETFs that invest primarily in corporate debt obligations and U.S. Government obligations. The Fund will generally invest in securities that mature within 1 to 10 years from their date of purchase except when, in the Adviser’s opinion, long term interest rates are expected to be in a declining trend, in which case maturities may be extended longer.

• Corporate Debt Obligations will consist primarily of “investment grade” securities rated in one of the four highest rating categories by a nationally recognized rating agency, or, if not rated, are of equivalent quality in the opinion of the Adviser. The Adviser may acquire debt obligations of companies and/or industries at the low point of their business cycle in an effort to achieve capital appreciation. The quality ratings of these companies have often been downgraded by a rating agency, generally resulting in reduced prices for such securities. The Adviser will acquire such securities after a downgrade when it believes that the company’s financial condition (and therefore its quality ratings) will improve. Such downgraded securities will usually be rated less than “A” by a rating agency.

• U.S. Government Obligations include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, including mortgage-backed obligations.

Money Market Instruments. Money market instruments mature in 13 months or less from their date of purchase and include U.S. Government obligations and corporate debt obligations (including those subject to repurchase agreements), bankers’ acceptances, certificates of deposit of domestic branches of U.S. banks, shares of money market funds and commercial paper (including variable rate master demand notes). At the time of purchase, money market instruments will have a short-term rating in the highest category by a nationally recognized rating agency or, if not rated, will be issued by a corporation having an outstanding unsecured debt issue rated A or better by a rating agency or, if not so rated, will be of equivalent quality in the Adviser’s opinion.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold as they approach the Adviser’s estimate of value or as they become candidates for the option-writing activity described herein. A security may also be sold when the Adviser believes that:

• the anticipated price appreciation has been achieved or is no longer probable;

• the fundamentals of a company’s business or general market conditions have changed; or

• alternate investments offer superior prospects.

Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The FBP Appreciation & Income Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. To the extent a significant portion of the Fund’s portfolio is invested in equity securities, the return on and value of an investment in the Fund will fluctuate in response to stock market movements, and it can be expected that the Fund’s net asset value will be subject to greater fluctuation than a portfolio consisting of mostly fixed income securities. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, general bond market conditions, the maturity of the security and the creditworthiness of an issuer. Fixed income securities may be sensitive to political developments and economic uncertainty. Recent events in the fixed income markets and the potential impact of tapering the U.S. Treasury’s quantitative easing program may elevate the risk of volatility in the price and yields of certain fixed income securities.

• Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities.

• Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Credit Risk. The value of the Fund’s fixed income securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

• Mortgage-Related Securities Risk. Mortgage-backed obligations are subject to certain risks, including the risk that payments from the pool of loans underlying a mortgage-backed obligation may not be enough to meet the monthly payments of the mortgage-backed obligation. Mortgage-backed obligations are also subject to the risk that prepayments or foreclosures will shorten the life of the pool of mortgages underlying the securities and may expose the Fund to a lower rate of return upon reinvestment of principal.

• Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

•  Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. There can be no assurance that the Adviser will be successful in actively allocating the Fund’s investments among equity securities and fixed income securities of varying maturities. The Fund’s value style of investing may go out of favor with investors and some securities selected by the Adviser may not appreciate in value as expected. The use of options may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. There is no assurance that the Fund’s options writing activities will be implemented in a manner that is successful or that is not adverse to the Fund.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Appreciation & Income Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Performance results through December 31, 2011 were achieved using a more restrictive allocation strategy that is different than the more flexible strategy that is currently used to allocate between fixed income and equity investments. Performance results using the more flexible strategy may differ from the performance results of the more restrictive strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Appreciation & Income Opportunities Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is -1.35%.

During the periods shown in the bar chart, the highest return for a quarter was 15.02% during the quarter ended September 30, 2009 and the lowest return for a quarter was -18.32% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(1.35%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.02%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.32%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Appreciation & Income Opportunities Fund | FBP Appreciation & Income Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FBPBX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.70%
Other Expenses		rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[7]	rr_ExpensesOverAssets	1.06%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 108
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	337
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	585
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,294
2005		rr_AnnualReturn2005	4.16%
2006		rr_AnnualReturn2006	13.66%
2007		rr_AnnualReturn2007	(2.79%)
2008		rr_AnnualReturn2008	(30.14%)
2009		rr_AnnualReturn2009	28.72%
2010		rr_AnnualReturn2010	8.91%
2011		rr_AnnualReturn2011	(5.27%)
2012		rr_AnnualReturn2012	9.27%
2013		rr_AnnualReturn2013	28.86%
2014		rr_AnnualReturn2014	5.24%
1 Year		rr_AverageAnnualReturnYear01	5.24%
5 Years		rr_AverageAnnualReturnYear05	8.86%
10 Years		rr_AverageAnnualReturnYear10	4.70%
FBP Appreciation & Income Opportunities Fund | - Return After Taxes on Distributions | FBP Appreciation & Income Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.10%
5 Years		rr_AverageAnnualReturnYear05	8.10%
10 Years		rr_AverageAnnualReturnYear10	3.87%
FBP Appreciation & Income Opportunities Fund | - Return After Taxes on Distributions and Sale of Fund Shares | FBP Appreciation & Income Opportunities Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.90%
5 Years		rr_AverageAnnualReturnYear05	7.02%
10 Years		rr_AverageAnnualReturnYear10	3.77%
FBP Appreciation & Income Opportunities Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Government Street Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	RISK/RETURN SUMMARY THE GOVERNMENT STREET EQUITY FUND
Investment objective:		rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Equity Fund is to seek capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Government Street Equity Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. Common stocks may also include securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Fund will invest primarily in companies that are broadly diversified among economic sectors and industries and whose market capitalizations approximate the range of market capitalizations of the Standard & Poor’s 500 Index. The market capitalizations of the companies included in the Standard & Poor’s 500 Index ranged from $3.3 billion to $758.8 billion as of March 31, 2015.

The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund’s portfolio holdings are typically diversified among a variety of economic sectors and Leavell Investment Management, Inc. (the “Adviser”) employs a variety of investment techniques, as described below.

The process for selecting common stocks begins with a list of large capitalization common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 150 to 300 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into the ten economic sector weightings of the S&P 500 Index. These twenty categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs, as well as emerging market ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets to other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include writing covered call options, investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

The risks of foreign investing are of greater concern in the case of investments in emerging markets. Emerging market countries may have economic structures that are generally less diverse and mature than the economies of developed countries and may have unstable governments that are subject to sudden change. The markets of developing countries may have more frequent and larger price changes than those of developed countries.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including, interest rates, the maturity of the security and general bond market conditions. Generally when interest rates rise, the value of fixed income securities can be expected to decline. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may also be sensitive to political developments and economic uncertainty. A reduced number of dealer inventories may increase the potential for decreased liquidity. Recent events in the fixed income markets and the potential impact of tapering the U.S. Treasury’s quantitative easing program may increase the volatility of certain fixed income securities and the potential for increased redemptions.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 2.29%.

During the periods shown in the bar chart, the highest return for a quarter was 18.54% during the quarter ended June 30, 2009 and the lowest return for a quarter was -23.09% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.29%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.09%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Equity Fund | Government Street Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	GVEQX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[8]	rr_ExpensesOverAssets	0.86%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 88
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	274
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	477
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,061
2005		rr_AnnualReturn2005	5.00%
2006		rr_AnnualReturn2006	9.28%
2007		rr_AnnualReturn2007	7.58%
2008		rr_AnnualReturn2008	(36.57%)
2009		rr_AnnualReturn2009	28.00%
2010		rr_AnnualReturn2010	16.89%
2011		rr_AnnualReturn2011	2.61%
2012		rr_AnnualReturn2012	12.12%
2013		rr_AnnualReturn2013	28.55%
2014		rr_AnnualReturn2014	9.67%
1 Year		rr_AverageAnnualReturnYear01	9.67%
5 Years		rr_AverageAnnualReturnYear05	13.65%
10 Years		rr_AverageAnnualReturnYear10	6.63%
Government Street Equity Fund | - Return After Taxes on Distributions | Government Street Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.07%
5 Years		rr_AverageAnnualReturnYear05	13.06%
10 Years		rr_AverageAnnualReturnYear10	6.00%
Government Street Equity Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Government Street Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.71%
5 Years		rr_AverageAnnualReturnYear05	10.98%
10 Years		rr_AverageAnnualReturnYear10	5.37%
Government Street Equity Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Government Street Mid-Cap Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	THE GOVERNMENT STREET MID-CAP FUND
Investment objective:		rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Mid-Cap Fund is to seek capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Government Street Mid-Cap Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Government Street Mid-Cap Fund’s portfolio consists primarily of the common stocks of medium capitalization (“mid-cap”) companies that are broadly diversified among economic sectors and industries. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of mid-cap companies and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks of mid-cap companies. Common stocks may also include shares of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Adviser defines “mid-cap” companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of $500 million to $8 billion at the time of purchase. The market capitalization of the companies in the Fund’s portfolio changes over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above or decreases below this range.

The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund’s portfolio holdings are typically diversified among a variety of economic sectors and the Adviser employs a variety of investment techniques, as described below.

The process for selecting common stocks begins with a list of approximately 450 mid-cap common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 400 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into ten economic sector weightings. These twenty categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs, as well as emerging market ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets in other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include writing covered call options, investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Government Street Mid-Cap Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Mid-Cap Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

The risks of foreign investing are of greater concern in the case of investments in emerging markets. Emerging market countries may have economic structures that are generally less diverse and mature than the economies of developed countries and may have unstable governments that are subject to sudden change. The markets of developing countries may have more frequent and larger price changes than those of developed countries.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including, interest rates, the maturity of the security and general bond market conditions. Generally when interest rates rise, the value of fixed income securities can be expected to decline. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may also be sensitive to political developments and economic uncertainty. A reduced number of dealer inventories may increase the potential for decreased liquidity. Recent events in the fixed income markets and the potential impact of tapering the U.S. Treasury’s quantitative easing program may increase the volatility of certain fixed income securities and the potential for increased redemptions.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Mid-Cap Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Mid-Cap Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 2.38%.

During the periods shown in the bar chart, the highest return for a quarter was 16.72% during the quarter ended September 30, 2009 and the lowest return for a quarter was -21.67% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.38%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.67%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Mid-Cap Fund | Government Street Mid-Cap Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	GVMCX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[9]	rr_ExpensesOverAssets	1.09%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 111
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	347
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	601
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,329
2005		rr_AnnualReturn2005	13.99%
2006		rr_AnnualReturn2006	5.60%
2007		rr_AnnualReturn2007	11.42%
2008		rr_AnnualReturn2008	(32.46%)
2009		rr_AnnualReturn2009	32.01%
2010		rr_AnnualReturn2010	23.87%
2011		rr_AnnualReturn2011	(0.36%)
2012		rr_AnnualReturn2012	13.02%
2013		rr_AnnualReturn2013	31.02%
2014		rr_AnnualReturn2014	8.00%
1 Year		rr_AverageAnnualReturnYear01	8.00%
5 Years		rr_AverageAnnualReturnYear05	14.57%
10 Years		rr_AverageAnnualReturnYear10	8.97%
Government Street Mid-Cap Fund | - Return After Taxes on Distributions | Government Street Mid-Cap Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.01%
5 Years		rr_AverageAnnualReturnYear05	14.28%
10 Years		rr_AverageAnnualReturnYear10	8.64%
Government Street Mid-Cap Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Government Street Mid-Cap Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.29%
5 Years		rr_AverageAnnualReturnYear05	11.73%
10 Years		rr_AverageAnnualReturnYear10	7.35%
Government Street Mid-Cap Fund | STANDARD & POOR'S MID-CAP 400 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.77%
5 Years		rr_AverageAnnualReturnYear05	16.54%
10 Years		rr_AverageAnnualReturnYear10	9.71%
Alabama Tax-Free Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	THE ALABAMA TAX FREE BOND FUND
Investment objective:		rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objectives of The Alabama Tax Free Bond Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Alabama Tax Free Bond Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	6.00%
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Alabama Tax Free Bond Fund invests primarily (under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes) in municipal bonds, notes and other debt instruments the interest on which is exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes of Alabama. Alabama tax-exempt obligations are issued primarily by Alabama, its political subdivisions, municipalities, agencies, instrumentalities or public authorities and other qualifying issuers.

The Adviser will select municipal bonds and/or notes based upon the overall credit quality of the issuer, the security’s relative interest rate as compared to other securities of comparable maturity, and call features. The Fund’s fixed income securities may include floating rate securities and prerefunded bonds. Floating rate securities adjust their effective interest rate at predetermined periodic intervals. Prerefunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. The Fund may invest up to 20% of its net assets in municipal obligations the interest on which is subject to the alternative minimum tax.

The securities in the Fund’s portfolio will be rated at the time of purchase in the 3 highest rating categories (“A” or better) by any of the nationally recognized statistical rating organizations (“NRSROs”), or unrated municipal securities that the Adviser determines are of comparable quality. Although the Adviser utilizes the ratings of the NRSROs as a factor in establishing creditworthiness, it relies primarily upon its own analysis of factors in establishing creditworthiness. In the event that the rating of a security held by the Fund is downgraded and is no longer rated among the 3 highest rating categories by any of the NRSROs, the Adviser has the discretion to determine whether the security will be sold or retained by the Fund. A security may also be sold due to changes in market conditions or changes in the Adviser’s interest rate forecasts or outlook.

Under normal circumstances, the Fund’s weighted average maturity is expected to be between 3 and 10 years, depending on the Adviser’s market interest rate forecasts.

The Fund may invest 25% or more of its assets in Alabama tax-exempt obligations that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. The Fund is non-diversified and therefore may invest in a fewer number of issuers than a diversified fund.

Portfolio Concentration		rr_StrategyPortfolioConcentration	The Alabama Tax Free Bond Fund invests primarily (under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes) in municipal bonds, notes and other debt instruments the interest on which is exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes of Alabama.
Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Alabama Tax Free Bond Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

The value of Alabama tax-exempt obligations will fluctuate based on a variety of factors, including: interest rates, the general condition of the municipal bond market; the size of the particular offering; the maturity of the obligation; and the rating of the issue. In addition, Alabama tax-exempt obligations can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain municipal bonds which may reduce market prices and cause the value of the Fund’s shares to fall. Periods of economic change and uncertainty could result in increased volatility of market prices and yields of certain Alabama tax-exempt obligations. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due.

Risks Associated with Credit Ratings. A rating by an NRSRO represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of NRSROs present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the municipal market. The secondary market for certain municipal obligations tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. A reduced number of municipal market participants may increase the potential for pricing inefficiencies and increased volatility, which may become exacerbated during periods of economic or political stress. Less liquid securities can become more difficult to value and be subject to erratic price movements.

Concentration Risk. Since the Fund concentrates its investments in Alabama municipal obligations, an investment in the Fund may be adversely affected by factors that impact the Alabama economy or its political, geographic and demographic conditions. Alabama’s economy relies heavily on the textile, automobile, aerospace and forest products industries, all of which may be affected by cyclical changes.

If the Fund’s investments are concentrated within a particular segment of the bond market, adverse developments affecting a sector of the market may cause the Fund’s performance to be more sensitive to developments affecting that sector than a fund that does not concentrate its investments.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could change the way the Fund’s distributions are treated for income tax purposes and cause the Fund’s share price to decline. Certain Alabama constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Alabama municipal obligations.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Alabama Tax Free Bond Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Barclays 3-Year Municipal Bond Index is included as an additional comparative index because under normal circumstances, the Fund’s weighted average maturity could be as low as 3 years. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Alabama Tax Free Bond Fund.
Performance, Additional Market Index		rr_PerformanceAdditionalMarketIndex	The Barclays 3-Year Municipal Bond Index is included as an additional comparative index because under normal circumstances, the Fund’s weighted average maturity could be as low as 3 years.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 0.17%.

During the periods shown in the bar chart, the highest return for a quarter was 2.32% during the quarter ended December 31, 2008 and the lowest return for a quarter was -1.35% during the quarter ended December 31, 2010.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.32%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.35%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Alabama Tax-Free Bond Fund | Alabama Tax-Free Bond Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	ALABX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.35%
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.79%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 81
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	252
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	439
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 978
2005		rr_AnnualReturn2005	0.93%
2006		rr_AnnualReturn2006	2.65%
2007		rr_AnnualReturn2007	4.04%
2008		rr_AnnualReturn2008	3.86%
2009		rr_AnnualReturn2009	3.84%
2010		rr_AnnualReturn2010	1.83%
2011		rr_AnnualReturn2011	4.37%
2012		rr_AnnualReturn2012	1.26%
2013		rr_AnnualReturn2013	0.14%
2014		rr_AnnualReturn2014	1.35%
1 Year		rr_AverageAnnualReturnYear01	1.35%
5 Years		rr_AverageAnnualReturnYear05	1.78%
10 Years		rr_AverageAnnualReturnYear10	2.42%
Alabama Tax-Free Bond Fund | - Return After Taxes on Distributions | Alabama Tax-Free Bond Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.35%
5 Years		rr_AverageAnnualReturnYear05	1.78%
10 Years		rr_AverageAnnualReturnYear10	2.41%
Alabama Tax-Free Bond Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Alabama Tax-Free Bond Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.35%
5 Years		rr_AverageAnnualReturnYear05	1.81%
10 Years		rr_AverageAnnualReturnYear10	2.45%
Alabama Tax-Free Bond Fund | BARCLAYS 7-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.09%
5 Years		rr_AverageAnnualReturnYear05	4.76%
10 Years		rr_AverageAnnualReturnYear10	4.67%
Alabama Tax-Free Bond Fund | BARCLAYS 3-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.22%
5 Years		rr_AverageAnnualReturnYear05	1.93%
10 Years		rr_AverageAnnualReturnYear10	2.97%
Jamestown Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	RISK/RETURN SUMMARY THE JAMESTOWN EQUITY FUND
Investment objective:		rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of The Jamestown Equity Fund is long-term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Equity Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	29.00%
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Jamestown Equity Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including exchange-traded funds (“ETFs”) and preferred stocks, convertible preferred stocks and convertible bonds that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by Lowe, Brockenbrough & Co., Inc. (the “Advisor”) to be of comparable quality. The Fund may invest in shares of ETFs if the Advisor believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500 Index and the 50 largest capitalization stocks in the S&P 400 MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and price/earnings ratios. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Advisor’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Jamestown Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulance and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is 2.32%.

During the periods shown in the bar chart, the highest return for a quarter was 12.78% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.50% during the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.32%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.78%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.50%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Equity Fund | Jamestown Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	JAMEX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 111
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	347
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	601
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,329
2005		rr_AnnualReturn2005	6.72%
2006		rr_AnnualReturn2006	9.98%
2007		rr_AnnualReturn2007	13.62%
2008		rr_AnnualReturn2008	(35.32%)
2009		rr_AnnualReturn2009	17.43%
2010		rr_AnnualReturn2010	11.75%
2011		rr_AnnualReturn2011	2.01%
2012		rr_AnnualReturn2012	13.77%
2013		rr_AnnualReturn2013	35.17%
2014		rr_AnnualReturn2014	9.68%
1 Year		rr_AverageAnnualReturnYear01	9.68%
5 Years		rr_AverageAnnualReturnYear05	13.97%
10 Years		rr_AverageAnnualReturnYear10	6.89%
Jamestown Equity Fund | - Return After Taxes on Distributions | Jamestown Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.60%
5 Years		rr_AverageAnnualReturnYear05	12.85%
10 Years		rr_AverageAnnualReturnYear10	5.90%
Jamestown Equity Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Jamestown Equity Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.84%
5 Years		rr_AverageAnnualReturnYear05	11.17%
10 Years		rr_AverageAnnualReturnYear10	5.55%
Jamestown Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Jamestown Tax-Exempt Virginia Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
Investment objective:		rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective		rr_ObjectivePrimaryTextBlock

The investment objectives of The Jamestown Tax Exempt Virginia Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase income and enhance the value of your investment.

Fees and expenses of the fund:		rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Tax Exempt Virginia Fund.
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	16.00%
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading		rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of The Jamestown Tax Exempt Virginia Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in Virginia tax-exempt securities and at least 80% of the Fund’s annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax. Virginia tax-exempt securities are debt instruments issued by the Commonwealth of Virginia and its cities, counties, political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal and Virginia state income tax. Such securities may also include certain debt obligations issued by the Metropolitan Washington Airports Authority, as well as U.S. territories (such as Puerto Rico, Guam and the U.S. Virgin Islands and political subdivisions of these territories). Virginia tax-exempt securities include general obligation bonds, revenue bonds, lease obligations, prerefunded obligations and certain types of industrial development bonds. The Fund may invest up to 20% of its assets in tax-exempt securities subject to the alternative minimum tax, but currently does not intend to invest in such securities.

The Advisor emphasizes a disciplined balance between sector selection and moderate portfolio duration shifts to enhance income and total return. The Fund will concentrate its investments in “high quality” bonds (rated in the three highest rating categories by any of the nationally recognized rating agencies, or unrated securities determined by the Advisor to be of comparable quality) and will invest in securities and market sectors that the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors. A security may be sold due to changes in market conditions or the Advisor’s market outlook.

The Fund will maintain at least 90% of its portfolio in bonds that are rated in the three highest rating categories (“A” or better) by any of the nationally recognized rating agencies. The Fund will limit its portfolio purchases to investment grade securities (securities which, in the Advisor’s opinion, have the characteristics of the four highest rating categories described by any of the nationally recognized rating agencies). The Fund intends to purchase bonds rated in the fourth highest rating category only if, in the Advisor’s opinion, these bonds have some potential to improve in value or credit rating.

The Fund’s portfolio duration will range between 2 and 10 years. The Advisor’s determination of optimal duration for the Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors.

The Fund may invest 25% or more of its assets in tax-exempt obligations that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. The Fund is non-diversified and therefore may invest in fewer issuers than a diversified fund.

Portfolio Concentration		rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of The Jamestown Tax Exempt Virginia Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in Virginia tax-exempt securities and at least 80% of the Fund’s annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax.
Risk, Heading		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative		rr_RiskNarrativeTextBlock

The Jamestown Tax Exempt Virginia Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

The value of Virginia tax-exempt securities will fluctuate based on a variety of factors, including: interest rates, the general condition of the municipal bond market; the size of the particular offering; the maturity of the obligation; and the rating of the issue. In addition, Virginia tax-exempt securities can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain tax-exempt securities which may reduce market prices and cause the value of the Fund’s shares to fall. Periods of economic change and uncertainty could result in increased volatility of market prices and yields of certain Virginia tax-exempt securities. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due.

Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. A reduced number of municipal market participants may increase the potential for pricing inefficiencies and increased volatility, which may become exacerbated during periods of economic or political stress. Less liquid securities can become more difficult to value and be subject to erratic price movements.

Concentration Risk. Since the Fund concentrates its investments in Virginia municipal securities, an investment in the Fund may be adversely affected by factors that impact the Virginia economy or its political, geographic and demographic conditions. Virginia’s economy has strong ties to federal government and defense-related spending, as well as high technology industries, trade and tourism. Any reduction in government spending or downturn in these industries may adversely affect Virginia’s economy.

If the Fund’s investments are concentrated within a particular segment of the bond market, adverse developments affecting a sector of the market may cause the Fund’s performance to be more sensitive to developments affecting that sector than a fund that does not concentrate its investments.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could change the way the Fund’s distributions are treated for income tax purposes and cause the Fund’s share price to decline. In addition, certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Virginia tax-exempt securities.

May Lose Money		rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Tax Exempt Virginia Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Tax Exempt Virginia Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date return through June 30, 2015 is -0.15%.

During the periods shown in the bar chart, the highest return for a quarter was 3.58% during the quarter ended September 30, 2009 and the lowest return for a quarter was -2.31% during the quarter ended December 31, 2010.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.58%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.31%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014:
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Tax-Exempt Virginia Fund | Jamestown Tax-Exempt Virginia Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	JTEVX
Shareholder Fees (fees paid directly from your investment):		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.88%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 90
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	281
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	488
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,084
2005		rr_AnnualReturn2005	1.06%
2006		rr_AnnualReturn2006	2.93%
2007		rr_AnnualReturn2007	3.88%
2008		rr_AnnualReturn2008	3.65%
2009		rr_AnnualReturn2009	5.54%
2010		rr_AnnualReturn2010	2.30%
2011		rr_AnnualReturn2011	6.43%
2012		rr_AnnualReturn2012	1.97%
2013		rr_AnnualReturn2013	(1.28%)
2014		rr_AnnualReturn2014	2.99%
1 Year		rr_AverageAnnualReturnYear01	2.99%
5 Years		rr_AverageAnnualReturnYear05	2.45%
10 Years		rr_AverageAnnualReturnYear10	2.93%
Jamestown Tax-Exempt Virginia Fund | - Return After Taxes on Distributions | Jamestown Tax-Exempt Virginia Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.99%
5 Years		rr_AverageAnnualReturnYear05	2.43%
10 Years		rr_AverageAnnualReturnYear10	2.91%
Jamestown Tax-Exempt Virginia Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Jamestown Tax-Exempt Virginia Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.78%
5 Years		rr_AverageAnnualReturnYear05	2.52%
10 Years		rr_AverageAnnualReturnYear10	2.96%
Jamestown Tax-Exempt Virginia Fund | Barclays 1-10 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.66%
5 Years		rr_AverageAnnualReturnYear05	3.70%
10 Years		rr_AverageAnnualReturnYear10	4.00%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[3]	Based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Reductions" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[5]	The Advisor has contractually agreed, until August 1, 2016, to reduce Management Fees and to reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 1.25% of the Fund's average daily net assets. Management Fee reductions and Other Expenses reimbursed by the Advisor are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that(1) the Advisor may not terminate this arrangement without the approval of the Board of Trustees, and (2) this arrangement will terminate automatically if the Advisor ceases to serve as investment adviser of the Fund. Total Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses, and extraordinary expenses.
[6]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[7]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[8]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[9]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."